INCOME TAX - Unrecognized Income Tax Benefits - Narrative (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 RUB (₽)
Unrecognized income tax benefits
Unrecognized Tax Benefits	₽ 1,345		₽ 427	₽ 439	$ 18.0	$ 5.7	₽ 239
Unrecognized income tax benefits, if recognized, would affect the effective tax rate	1,345		427		18.1
(Expense)/Benefit as a result of recording interest and penalties as a part of provision of income tax	209	$ 2.8	24	₽ 106
Other accrued liabilities, non-current
Unrecognized income tax benefits
Unrecognized Tax Benefits	₽ 367		₽ 157		$ 4.9